Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments With Off-Balance Sheet Risk [Abstract]
Carrying Amounts and Fair Values of Recognized Financial Instruments

The carrying amounts and estimated fair values of recognized financial instruments at December 31, 2015 and 2014 are as follows:

	2015		2014
	Carrying Amount	Estimated Value	Carrying Amount	Estimated Value	Input Level
	(dollars in thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$22,922	$22,922	$32,355	$32,355	1
Securities, including Federal Home Loan Bank stock	187,759	187,759	211,291	211,291	2
Certificates of deposit	1,992	1,992	2,490	2,490	2
Loans held for sale	347	347	229	229	3
Net loans	350,416	350,374	357,098	357,066	3
Mortgage servicing rights	1,181	1,181	1,218	1,218	3
	$564,617	$564,575	$604,681	$604,649

	2015		2014
	Carrying Amount	Estimated Value	Carrying Amount	Estimated Value	Input Level
	(dollars in thousands)
FINANCIAL LIABILITIES
Deposits
Maturity	$148,486	$147,164	$174,929	$174,263	3
Non-maturity	369,934	369,934	390,516	390,516	1
Other borrowings	2,118	2,118	-	-	3
Junior subordinated deferrable interest debentures	12,772	8,265	12,739	12,627	3
	$533,310	$527,481	$578,184	$577,406